Convertible Instruments and Equity	9 Months Ended
Sep. 30, 2021
Convertible Instruments And Equity [Abstract]
Convertible Instruments and Equity

4. Convertible Instruments and Equity

Preferred Stock

As of September 30, 2021, we had authorized 60,274,078 shares of undesignated convertible preferred stock, $0.001 par value, of which 58,554,536 shares were issued and outstanding as of September 30, 2021 and December 31, 2020. Our Board of Directors (the “Board”) and existing common and preferred stockholders are authorized to determine the rights of each offering of preferred stock including, among other terms, dividend rights, voting rights, conversion rights, redemption prices and liquidation preferences, if any, subject to the limitations of applicable laws, regulations and the Company charter.

Our authorized and outstanding convertible preferred stock consists of the following tranches and carrying values as of September 30, 2021 and December 31, 2020 (amounts in thousands, except share amounts):

	Authorized Shares	Outstanding Shares	Carry Value
Series Seed	4,000,000	4,000,000	$100
Series Seed – 1	4,662,290	4,662,290	2,686
Series Seed – 2	8,484,214	8,311,455	5,740
Series Seed – 3	2,693,316	2,693,316	1,922
Series Seed – 4	941,868	941,868	750
Series A-1	18,610,884	18,610,884	9,887
Series A-2	20,881,506	19,334,723	24,847
Total outstanding preferred stock	60,274,078	58,554,536	$45,932

Conversion rights.    Each preferred share is convertible, at the holder’s option, into such number of fully paid and non-assessable shares of Class A common stock as is determined by dividing the applicable original issue price by the conversion price, which is equal to the liquidation preference price described in the Liquidation preference paragraph below. The preferred shares will automatically convert into shares of Class A common stock at its then effective conversion rate immediately upon the closing of an initial public offering pursuant to an effective registration statement under the Securities Act of 1933, as amended, covering the offer and sale of Class A common stock with gross proceeds to the Company of not less than $50.0 million at a per share price of not less than the price determined by dividing $150.0 million by the number of Class A common shares outstanding immediately prior to closing an initial public offering (“IPO”) or upon the consent of a majority of each series of convertible preferred stock voting as a single class.

Liquidation preference.    In the event of any liquidation, dissolution or winding up of the Company, either voluntary or involuntary, the holders of, on a pari passu basis, Series Seed, Series Seed-1, Series Seed-2, Series Seed-3, Series Seed-4, Series A-1, and Series A-2 convertible preferred stock are entitled to receive, prior and in preference to any distribution of any assets or surplus funds to the holders of the Special Stock (see below for a description of the terms of the Special Stock) and the common stock, $0.025, $0.57, $0.63, $0.69, $0.69, $0.53732, $1.29301 per share, respectively, plus any dividends declared but unpaid on such shares payable on a pari passu basis among the series. Thereafter, any remaining assets and funds of the Company will be (i) distributed ratably to the holders of Class A common stock and (ii) the holder of the Special Stock or Class B common stock shall be entitled to receive for each outstanding share of Special Stock or Class B common stock then held by it an amount equal to the par value of such share (provided, however, that the right to receive the payment called for herein may be waived by the holder of the Special Stock or Class B common stock). A liquidation event is deemed to include the Company’s sale of all or substantially all of its assets or the acquisition of the Company by another person or entity by means of merger or consolidation resulting from the transfer of 50% or more of the Company’s voting power. The preferred stockholders can waive this “deemed” liquidation preference by a majority vote. Since the occurrence of a deemed liquidation event is outside the control of the Company, the preferred stock is not considered permanent equity and is classified as mezzanine equity and carried at fair value, which is deemed to be the issuance proceeds received, less issuance costs, until such time as the occurrence of a deemed liquidation event or settlement of the preferred stock.

Voting rights.    The preferred stockholders are entitled to one vote for each share of Class A common stock into which such preferred stock can be converted. The preferred stock generally votes together with the Special Stock and the common stock and not as a separate class. The Company’s Amended and Restated Certificate of Incorporation include certain provisions which require a vote of at least a majority of preferred stockholders voting as a single class with respect to certain actions of the Board including: (1) effecting an amendment or waiver of any of the provisions of the Company’s certificate of incorporation or bylaws (including pursuant to a merger) if such action would adversely alter or change in any material respect the rights, preferences, privileges or restrictions of any outstanding series of preferred stock; (2) paying any dividends; (3) authorization, creation or issuance of any share of capital stock senior to, or on parity with such series of preferred stock with respect to any preferences, designations, privileges or powers; (4) increase the number of authorized shares of capital stock; (5) redeem, purchase or otherwise acquire any share or shares of preferred stock or Class A common stock (other than the repurchase of stock from employees, officers, directors or consultants of the Company in connection with the termination of their employment or services pursuant to agreements approved by the Board); (6) authorize any debt security in excess of $200.0 thousand; (7) effect a change in the size of the Board, sell, issue, sponsor, create or distribute any digital tokens, cryptocurrency or other blockchain-based assets (collectively, “Tokens”), including through a pre-sale, initial coin offering, token distribution event or crowdfunding, or through the issuance of any instrument convertible into or exchangeable for Tokens, and (8) effect any action resulting in liquidation, dissolution winding up or any deemed liquidation as described above.

Dividends.    The holders of preferred stock are entitled to receive noncumulative dividends in an amount per share equal to 8% of the original issuance price per annum when, as, and if declared by the Board. No dividends will be paid to the Class A common stockholders until all dividends for such year have been paid to convertible preferred stockholders and if dividends are declared and paid to common stockholders they must also be declared and paid to preferred stockholders with at least the same terms.

Common Stock

As of September 30, 2021 and December 31, 2020, we had 88,205,793 authorized shares of Class A common stock, $0.001 par value, of which 5,953,658 and 4,053,489 shares were issued and outstanding, respectively. Additionally, as of September 30, 2021 and December 31, 2020, we had 1,000 authorized shares of Class B common stock, of which no shares were outstanding.

We are authorized to issue Class A and Class B common stock and Special Stock. The Class A and Class B common stockholders are entitled to one vote for each share of Class A and Class B common stock held. The Class A and Class B common stock generally votes together with the Special Stock and the preferred stock and not as a separate class. The holder of the Special Stock is entitled to cast that number of votes equal to the greater of such holder’s actual votes or that number of votes equal to 80% of the voting power of all outstanding shares of capital stock of the Company in each vote of the stockholders of the Company or action by written consent of such stockholders held or taken for any purpose, including the election of directors.

In the event of any liquidation, dissolution or winding up of the Company, either voluntary or involuntary, and after payment to the holders of Preferred Stock of the amounts to which they are entitled prior and in preference to any distribution of any assets or surplus funds, any remaining assets and funds of the Company will be (i) distributed ratably among the holders of the Class A common stock; and (ii) the holder of the Special Stock or Class B common stock shall be entitled to receive for each outstanding share of Special Stock or Class B common stock then held by it an amount equal to the par value of such share (provided, however, that the right to receive the payment called for herein may be waived by the holder of the Special Stock or Class B common stock).

Since the inception of the Company, one share of Special Stock was held by Idealab Holdings, LLC (“Idealab Holdings”); however, as of December 31, 2020, the one share of Special Stock is no longer outstanding as it was converted, pursuant to the elective conversion feature, into Class A common stock. Once converted, the share of Special Stock cannot be reissued. No dividend shall be paid on the Class A common stock in any year, other than dividends payable solely in capital stock, until all dividends for such year have been declared and paid on the preferred stock, and no dividends on the Class A common stock shall be paid unless the amount of such dividend on the Class A common stock is also paid on the preferred stock on an as-converted to Class A common stock basis. No dividend shall be paid on the Class B common stock or Special Stock in any year.

Warrants

We have warrants pursuant to which certain holders of Series-2 Preferred Stock have the ability to purchase an additional 172,759 shares of Series-2 Preferred Stock at $0.69 per share. Upon the closing of an IPO, these warrants convert to 189,395 shares of Class A common stock. The Company determined that the warrants are not legal form debt (i.e., no creditors’ rights) and allow for redemption based upon certain events that are outside of the control of the Company. Therefore, the warrants are classified as liabilities pursuant to ASC 480, Distinguishing Liabilities from Equity. As a result, the warrants are measured at fair value at each reporting period, with changes in fair value recorded within the Consolidated Statements of Operations and Comprehensive Loss.

As of September 30, 2021 and December 31, 2020, we had recorded a liability of $2.7 million and $46 thousand, respectively. The Company incurred losses on the warrant valuation of $0.3 million and $2.6 million for the three and nine months ended September 30, 2021, respectively. The losses are reported separately on the Condensed Consolidated Statements of Operations and Comprehensive Loss. The incurred losses on the warrant valuation for the three and nine months ended September 30, 2020 were immaterial.

SAFE Instruments

In the first half of 2021, we entered into financing transactions with third-party investors in connection with a private round of funding to provide investors an opportunity to convert into common or preferred stock, upon defined triggering events. We received approximately $83.4 million in gross proceeds during the nine months ended September 30, 2021 from these transactions. The terms of the financing are reflected in an agreement referred to as a SAFE Instrument (or collectively, SAFE Instruments). The SAFE Instruments bear no interest and have no maturity date but do contain an automatic conversion date.

Conversion upon Equity Financing.    If there is an equity financing before the termination of the SAFE Instruments, which the agreements define as any transaction or series of transactions in which the Company issues preferred stock at a fixed valuation, with the purpose of raising capital, the SAFE Instruments will automatically convert into the greater of: (1) the number of shares of preferred stock equal to the purchase amount associated with the equity financing divided by the lowest price per share of the preferred stock issued as part of the equity financing; or (2) the number of shares of preferred stock issued upon conversion of the SAFE Instruments (“Series B Preferred Stock”) equal to the purchase amount associated with the equity financing divided by the price per share equal to the valuation cap of $750,000,000 divided by the fully diluted capitalization of the Company.

Conversion on Public Liquidity Event.    If there is a public liquidity event before the termination of the SAFE Instruments, which the agreements define as either a direct listing, an initial public offering, or a transaction with a Special Purpose Acquisition Company, the investors will automatically receive from the Company the number of shares of common stock equal to the SAFE purchase amount divided by a price per share calculated based on a valuation cap of the Company of $750,000,000 immediately prior to the public liquidity event.

Redemption/Conversion upon Change of Control.    If there is a change of control before the termination of the SAFE Instruments, subject to the liquidation priority below, the Company would pay the investors a portion of proceeds, defined in the agreements as cash and other assets (including without limitation stock consideration), immediately before or concurrent with the consummation of such change of control, equal to the greater of:

•        The purchase amount for the SAFE (the “Cash-Out Amount”); or

•        The amount payable on the number of shares of Common Stock equal to the SAFE purchase amount divided by the price per share calculated based on a valuation of the Company of $750,000,000 and the outstanding capitalization of the Company immediately prior to the change of control (the “Conversion Amount”).

Automatic Conversion.    Each SAFE Instrument shall be converted into Series B Preferred Stock at a conversion price equal to a valuation of $750,000,000 for the Company (the “Automatic Conversion Price”) on December 31, 2021, if no other conversion type is triggered prior thereto.

The Series B Preferred Stock will rank pari passu with the Company’s Series A-2 Preferred Stock and have the same rights, preferences, privileges and restrictions as the Series A-2 Preferred Stock; provided, however, that any rights, preferences, privileges or restrictions that are determined with reference to the purchase price of any series of equity securities of the Company then existing (for example, dividend rights, liquidation preferences, conversion prices and redemption prices) will be determined with reference to the Automatic Conversion Price. The number of shares of Series B Preferred Stock to be issued upon such conversion shall be equal to the quotient obtained by dividing the purchase amount by the Automatic Conversion Price as described above.

Redemption upon Dissolution Event.    In the event of a dissolution, subject to the liquidation priority below, the Company would pay the investors a portion of proceeds equal to the Cash-Out Amount immediately before or concurrent with the dissolution process.

Liquidation Priority.    In a change of control or dissolution, the SAFE Instruments are intended to operate like standard non-participating preferred stock. The investor’s right to receive its Cash-Out Amount is:

(i)     Junior to payment of outstanding indebtedness and creditor claims, including contractual claims for payment and convertible promissory notes (to the extent such convertible promissory notes are not actually or notionally converted into capital stock);

(ii)    On par with payments for other SAFE Instruments and/or Preferred Stock, and if the applicable proceeds are insufficient to permit full payments to the investor and such other SAFE Instruments and/or Preferred Stock, the applicable proceeds will be distributed pro rata to the investor and such other SAFE Instruments and/or Preferred Stock in proportion to the full payments that would otherwise be due; and

(iii)   Senior to payments for Common Stock. The investor’s right to receive its Conversion Amount is (A) on par with payments for Common Stock and other SAFE Instruments and/or preferred stock who are also receiving Conversion Amounts or proceeds on a similar as-converted to common stock basis, and (B) junior to payments described in clauses (i) and (ii) above (in the latter case, to the extent such payments are Cash-Out Amounts or similar liquidation preferences).

The Company determined that the SAFE Instruments are not legal form debt (i.e., no creditors’ rights) and allow for redemption based upon certain events that are outside of the control of the Company. Therefore, the SAFE Instruments are classified as liabilities pursuant to ASC 480, Distinguishing Liabilities from Equity. As a result, the SAFE Instruments are measured at fair value at each reporting period, with changes in fair value recorded within the Consolidated Statements of Operations and Comprehensive Loss. Increases to the liability and corresponding losses of $15.5 million and $63.0 million were recognized on remeasurement as of and for the three and nine months ended September 30, 2021, respectively.